24. Derivative Financial Liabilities (Details - Fair value) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Derivative financial liabilities	$ 476,572	$ 1,859,700	$ 794,235
Conversion feature on promissory notes [Member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	$ 476,572	$ 1,859,700	$ 794,235